The European Equity Fund, Inc.

Schedule of Investments	as of March 31, 2022 (Unaudited)

	Shares	Value ($)
Common Stocks 94.1%
France 26.4%
Banks 4.5%
BNP Paribas SA	34,733	2,006,058
Credit Agricole SA	117,149	1,418,371
		3,424,429
Beverages 1.3%
Pernod Ricard SA	4,349	964,006

Building Products 2.0%
Cie de Saint-Gobain	25,703	1,551,410

Construction & Engineering 2.0%
Vinci SA	14,760	1,526,531

Insurance 2.4%
AXA SA	62,101	1,834,811

IT Services 2.3%
Capgemini SE	4,659	1,049,302
Worldline SA 144A*	16,049	704,795
		1,754,097
Media 1.3%
Vivendi SE	73,032	961,718

Oil, Gas & Consumable Fuels 3.5%
TotalEnergies SE†	51,582	2,640,718

Personal Products 0.5%
L'Oreal SA	947	383,226

Pharmaceuticals 1.4%
Sanofi	10,323	1,062,130

Professional Services 3.3%
Bureau Veritas SA	28,113	811,073
Teleperformance	4,382	1,687,749
		2,498,822
Textiles, Apparel & Luxury Goods 1.9%
LVMH Moet Hennessy Louis Vuitton SE	1,950	1,408,412

Total France (Cost $20,204,793)		20,010,310

Switzerland 16.2%
Building Products 1.7%
Geberit AG (Registered)	2,037	1,266,100

Chemicals 2.5%
Sika AG (Registered)	5,685	1,898,293

Containers & Packaging 0.5%
SIG Combibloc Group AG*	16,262	413,351

Food Products 3.8%
Nestle SA (Registered)	22,085	2,883,573

Life Sciences Tools & Services 2.5%
Lonza Group AG (Registered)	2,604	1,901,378

Pharmaceuticals 3.3%
Roche Holding AG	6,206	2,470,333

Semiconductors & Semiconductor Equipment 1.9%
STMicroelectronics NV	32,878	1,447,684

Total Switzerland (Cost $11,134,434)		12,280,712
	Shares	Value ($)

Germany 15.9%
Air Freight & Logistics 1.9%
Deutsche Post AG (Registered)	30,253	1,465,343

Capital Markets 1.3%
Deutsche Boerse AG	5,278	956,841

Chemicals 0.6%
LANXESS AG	9,399	416,993

Diversified Telecommunication Services 1.5%
Deutsche Telekom AG (Registered)	61,897	1,165,630

Insurance 3.2%
Allianz SE (Registered)	10,047	2,419,789

Interactive Media & Services 0.6%
Scout24 SE 144A	7,923	458,222

Pharmaceuticals 1.5%
Merck KGaA	5,505	1,162,387

Semiconductors & Semiconductor Equipment 1.9%
Infineon Technologies AG	41,192	1,419,539

Software 1.2%
SAP SE	8,403	945,049

Textiles, Apparel & Luxury Goods 1.2%
adidas AG	3,713	875,062

Trading Companies & Distributors 1.0%
Brenntag SE	9,528	777,187

Total Germany (Cost $11,086,188)		12,062,042

United Kingdom 13.2%
Banks 3.3%
HSBC Holdings PLC	365,100	2,524,781

Commercial Services & Supplies 1.5%
Rentokil Initial PLC	162,637	1,125,971

Hotels, Restaurants & Leisure 2.4%
Compass Group PLC	84,167	1,827,880

Media 1.6%
Informa PLC*	154,664	1,225,077

Pharmaceuticals 2.0%
AstraZeneca PLC	11,336	1,511,739

Professional Services 1.6%
RELX PLC	38,486	1,207,115

Trading Companies & Distributors 0.8%
Ashtead Group PLC	10,049	639,237

Total United Kingdom (Cost $8,591,158)		10,061,800

Netherlands 7.0%
Automobiles 0.9%
Stellantis NV	43,160	710,438

Chemicals 1.2%
Koninklijke DSM NV	4,784	864,624

Entertainment 0.9%
Universal Music Group NV	25,013	673,092
	Shares	Value ($)

Health Care Equipment & Supplies 0.8%
Koninklijke Philips NV	20,606	635,516

Semiconductors & Semiconductor Equipment 3.2%
ASML Holding NV	3,553	2,410,504

Total Netherlands (Cost $3,910,901)		5,294,174

Denmark 5.7%
Air Freight & Logistics 1.6%
DSV A/S	6,000	1,166,786

Electric Utilities 1.1%
Orsted A/S 144A*	6,567	833,886

Pharmaceuticals 3.0%
Novo Nordisk A/S ''B''	20,564	2,302,826

Total Denmark (Cost $2,930,590)		4,303,498

Ireland 3.5%
Construction Materials 2.0%
CRH PLC	37,229	1,505,111

Containers & Packaging 1.5%
Smurfit Kappa Group PLC	26,343	1,185,132

Total Ireland (Cost $3,298,822)		2,690,243

Australia 2.3%
Metals & Mining 2.3%
BHP Group Ltd. (Cost $641,041) (a)	44,336	1,722,641

Sweden 2.2%
Banks 1.7%
Swedbank AB ''A''†	85,000	1,285,296

Machinery 0.5%
Atlas Copco AB ''A''	7,275	383,618

Total Sweden (Cost $1,596,293)		1,668,914

Italy 1.7%
Electric Utilities 1.7%
Enel SpA (Cost $1,454,623)	191,033	1,289,249
Total Common Stocks (Cost $64,848,843)		71,383,583

Preferred Stocks 2.9%
Germany 2.9%
Automobiles 2.9%
Porsche Automobil Holding SE	8,712	851,706
Volkswagen AG	7,801	1,362,175
		2,213,881
Total Germany (Cost $2,713,190)		2,213,881
Total Preferred Stocks (Cost $2,713,190)		2,213,881

Securities Lending Collateral 5.7%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.23% (Cost 4,338,175) (b) (c)	4,338,175	4,338,175

Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 0.28% (Cost $1,552,035) (c)	1,552,035	1,552,035

	% of Net
	Assets	Value ($)
Total Investment Portfolio (Cost $73,452,243)	104.8	79,487,674
Other Assets and Liabilities, Net	(4.8)	(3,599,758)
Net Assets	100.0	75,887,916

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2022	Value ($) at 3/31/2022
Securities Lending Collateral 5.7%
DWS Government & Agency Securities Portfolio ''DWS Government Cash Institutional Shares'', 0.23% (b) (c)
–	4,338,175 (d)	–	–	–	898	–	4,338,175	4,338,175
Cash Equivalents 2.1%
DWS Central Cash Management Government Fund, 0.28% (c)
2,841,887	10,432,045	11,721,897	–	–	240	–	1,552,035	1,552,035
2,841,887	14,770,220	11,721,897	–	–	1,138	–	5,890,210	5,890,210

*	Non-income producing security.
†	All or a portion of these securities were on loan. The value of all securities loaned at March 31, 2022 amounted to $3,886,745, which is 5.1% of net assets.
(a)	BHP Group PLC is domiciled in Australia and is listed on the London Stock Exchange.
(b)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents the net increase (purchases cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2022.
144A:	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level.  Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments (e)
France	$20,010,310	$—	$—	$20,010,310
Germany	14,275,923	—	—	14,275,923
Switzerland	12,280,712	—	—	12,280,712
United Kingdom	10,061,800	—	—	10,061,800
Netherlands	5,294,174	—	—	5,294,174
Denmark	4,303,498	—	—	4,303,498
Ireland	2,690,243	—	—	2,690,243
Australia	1,722,641	—	—	1,722,641
Sweden	1,668,914	—	—	1,668,914
Italy	1,289,249	—	—	1,289,249
Short-Term Instruments (e)	5,890,210	—	—	5,890,210
Total	$79,487,674	$—	$—	$79,487,674

(e) See Schedule of Investments for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS

To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.

CLOSED-END FUNDS

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

EEA-PH3

R-080548-1 (1/23)